UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                     (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

ITEM 1.  SCHEDULE OF INVESTMENTS

QCI Balanced Fund

Schedule of Investments
(Unaudited)

As of June 30, 2017
		Shares	Value (Note 1)

COMMON STOCKS - 48.53%
Consumer Discretionary - 5.07%
*	Amazon.com, Inc.	600	$580,800
*	American Outdoor Brands Corp.	23,000	509,680
	Lowe's Cos., Inc.	7,000	542,710
	Starbucks Corp.	6,300	367,353
	The TJX Cos., Inc.	6,600	476,322
	The Walt Disney Co.	4,800	510,000
			2,986,865
Consumer Staples - 3.29%
	Altria Group, Inc.	6,175	459,852
	Coty, Inc.	25,000	469,000
	PepsiCo, Inc.	3,785	437,130
	The Procter & Gamble Co.	6,585	573,883
			1,939,865
Energy - 3.63%
	Chevron Corp.	5,025	524,258
	Enbridge, Inc.	10,348	411,954
	Exxon Mobil Corp.	8,000	645,840
	Schlumberger Ltd.	8,475	557,994
			2,140,046
Financials - 7.55%
*	Bank of America Corp.	23,100	560,406
*	Berkshire Hathaway, Inc.	3,200	541,984
	Canopy Growth Corp.	55,000	338,050
	Chubb Ltd.	3,075	447,044
	JPMorgan Chase & Co.	6,450	589,530
	The Charles Schwab Corp.	14,000	601,440
	The Goldman Sachs Group, Inc.	1,400	310,660
	The PNC Financial Services Group, Inc.	4,500	561,915
	Wells Fargo & Co.	8,950	495,919
			4,446,948
Health Care - 5.39%
	Abbott Laboratories	11,500	559,015
	AbbVie, Inc.	7,125	516,634
	Amgen, Inc.	3,425	589,888
	Bristol-Myers Squibb Co.	8,700	484,764
	Johnson & Johnson	3,775	499,395
	Zimmer Biomet Holdings, Inc.	4,075	523,230
			3,172,926
Industrials - 6.13%
*	Gencor Industries, Inc.	20,000	324,000
	General Dynamics Corp.	2,400	475,440
	General Electric Co.	15,000	405,150
	Granite Construction, Inc.	16,000	771,840
	Parker-Hannifin Corp.	3,000	479,460
	The LS Starrett Co.	10,878	93,551

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2017
		Shares	Value (Note 1)

COMMON STOCKS - Continued
Industrials - Continued
*	Transcat, Inc.	10,054	$122,156
	United Parcel Service, Inc.	3,925	434,066
*	United Rentals, Inc.	4,500	507,195
			3,612,858
Information Technology - 13.08%
*	Alphabet, Inc.	666	605,214
	Apple, Inc.	6,700	964,934
*	Check Point Software Technologies Ltd.	5,425	591,759
	Cisco Systems, Inc.	14,500	453,850
	Corning, Inc.	21,000	631,050
*	Facebook, Inc.	3,500	528,430
	FLIR Systems, Inc.	15,200	526,832
*	Impinj, Inc.	8,000	389,200
	Intel Corp.	13,700	462,238
	Mastercard, Inc.	5,000	607,250
	Microsoft Corp.	6,150	423,919
	NVIDIA Corp.	4,000	578,240
*	Palo Alto Networks, Inc.	3,775	505,133
	Universal Display Corp.	4,000	437,000
			7,705,049
Materials - 1.82%
	Ecolab, Inc.	5,000	663,750
	Nucor Corp.	7,075	409,430
			1,073,180
Telecommunications - 0.62%
	Verizon Communications, Inc.	8,225	367,328
			367,328
Utilities - 1.95%
	Duke Energy Corp.	8,000	668,720
	The Southern Co.	10,000	478,800
			1,147,520

	Total Common Stocks (Cost $23,739,706)		28,592,585

EXCHANGE-TRADED PRODUCT - 1.20%
	iShares US Preferred Stock ETF	18,000	705,060

	Total Exchange-Traded Product (Cost $687,090)		705,060

MUTUAL FUND - 0.75%
	Templeton Global Bond Fund	36,145	439,518

	Total Mutual Fund (Cost $411,060)		439,518

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2017
				Value (Note 1)

REAL ESTATE INVESTMENT TRUST - 1.18%			Shares
Ventas, Inc.			10,000	$694,800

Total Real Estate Investment Trust (Cost $552,510)				694,800

CORPORATE BONDS - 19.92%	Principal	Coupon Rate	Maturity Date
Anheuser-Busch InBev Worldwide, Inc.	$950,000	1.38%	7/15/2017	949,923
Apple, Inc.	900,000	2.85%	5/6/2021	924,587
Caterpillar, Inc.	910,000	3.90%	5/27/2021	966,764
Cisco Systems, Inc.	900,000	4.95%	2/15/2019	946,911
Comcast Corp.	900,000	3.13%	7/15/2022	931,990
CVS Health Corp.	900,000	2.75%	12/1/2022	902,198
Duke Energy Florida LLC	250,000	5.80%	9/15/2017	252,103
Duke Energy Florida LLC	425,000	5.65%	6/15/2018	441,316
General Mills, Inc.	470,000	5.65%	2/15/2019	498,111
General Mills, Inc.	430,000	3.15%	12/15/2021	442,678
John Deere Capital Corp.	530,000	2.05%	3/10/2020	533,284
John Deere Capital Corp.	225,000	2.80%	9/18/2017	225,645
JPMorgan Chase & Co.	835,000	2.00%	8/15/2017	835,576
Microsoft Corp.	900,000	2.38%	5/1/2023	896,701
Norfolk Southern Corp.	245,000	5.75%	4/1/2018	252,432
Norfolk Southern Corp.	350,000	3.25%	12/1/2021	362,423
Norfolk Southern Corp.	270,000	3.00%	4/1/2022	276,707
Progress Energy, Inc.	180,000	7.05%	3/15/2019	194,719
The Southern Co.	895,000	2.45%	9/1/2018	901,500

Total Corporate Bonds (Cost $11,742,369)				11,735,568

FEDERAL AGENCY OBLGATIONS - 7.26%
Federal Farm Credit Banks	200,000	1.850%	9/19/2018	201,200
Federal Farm Credit Banks	125,000	4.125%	3/4/2019	130,590
Federal Home Loan Banks	1,250,000	1.750%	12/14/2018	1,256,754
Federal Home Loan Banks	45,000	1.625%	6/14/2019	45,173
Federal Home Loan Banks	135,000	4.375%	6/14/2019	142,622
Federal Home Loan Banks	250,000	5.125%	8/15/2019	268,871
Federal Home Loan Banks	375,000	4.500%	9/13/2019	399,468
Federal Home Loan Banks	1,570,000	4.125%	3/13/2020	1,676,018
Federal Home Loan Banks	100,000	1.540%	5/15/2020	99,633
Federal Home Loan Banks	60,000	1.600%	10/22/2020	60,085

Total Federal Agency Obligations (Cost $4,276,094)				4,280,414

U.S. TREASURY NOTES - 19.82%
United States Treasury Note	2,880,000	1.625%	11/15/2022	2,832,525
United States Treasury Note	2,760,000	2.375%	8/15/2024	2,802,694
United States Treasury Note	1,600,000	1.375%	6/30/2018	1,601,625
United States Treasury Note	1,550,000	2.000%	11/30/2020	1,568,285
United States Treasury Note	2,905,000	1.000%	11/15/2019	2,875,042

Total U.S. Treasury Notes (Cost $11,779,860)				11,680,171

				(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2017
			Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 1.13%
§		Federated Government Obligations Fund - Institutional Class, 0.59%	668,239	$668,239

Total Short-Term Investment (Cost $668,239)				668,239

Total Value of Investments (Cost $53,856,928) (a) - 99.79%				$58,796,355

Other Assets Less Liabilities - 0.21%				124,813

Net Assets - 100%				$58,921,168

* Non-income producing investment	§	Represents 7 day effective yield

The following abbreviation or acronym is used in this portfolio:
LLC - Limited Liability Company

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$5,620,418
Aggregate gross unrealized depreciation				(680,991)

Net unrealized appreciation				$4,939,427

Summary of Investments	% of Net
by Sector	Assets	Value
Consumer Discretionary	5.07%	$2,986,865
Consumer Staples	3.29%	1,939,865
Energy	3.63%	2,140,046
Financials	7.55%	4,446,948
Health Care	5.39%	3,172,926
Industrials	6.13%	3,612,858
Information Technology	13.08%	7,705,049
Materials	1.82%	1,073,180
Telecommunications	0.62%	367,328
Utilities	1.95%	1,147,520
Exchange-Traded Product	1.20%	705,060
Mutual Fund	0.75%	439,518
Real Estate Investment Trust	1.18%	694,800
Corporate Bonds	19.92%	11,735,568
Federal Agency Obligations	7.26%	4,280,414
U.S. Treasury Notes	19.82%	11,680,171
Short-Term Investment	1.13%	668,239
Other Assets Less Liabilities	0.21%	124,813
Total Net Assets	100.00%	$58,921,168

				(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2017

Note 1 - Investment Valuation

The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$28,592,585	$28,592,585	$-	$-
Exchange-Traded Product	705,060	705,060	-	-
Mutual Fund	439,518	439,518	-	-
Real Estate Investment Trust	694,800	694,800	-	-
Corporate Bonds	11,735,568	-	11,735,568	-
Federal Agency Obligations	4,280,414	-	4,280,414	-
U.S. Treasury Notes	11,680,171	-	11,680,171	-
Short-Term Investment	668,239	668,239	-	-
Total Assets	$58,796,355	$31,100,202	$27,696,153	$-

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/ Katherine M. Honey
Date: August 28, 2017	Katherine M. Honey President and Principal Executive Officer QCI Balanced Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: August 28, 2017	Katherine M. Honey President and Principal Executive Officer QCI Balanced Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: August 28, 2017	Ashley E. Harris Treasurer and Principal Financial Officer QCI Balanced Fund